Convertible Series 1 Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Series 1 Preferred Stock

Note 13 - Series 2 Preferred Stock

On June 29, 2017, Inpixon filed with the Secretary of State of the State of Nevada the Certificate of Designation that created the Series 2 Convertible Preferred Stock, par value $0.001 per share, authorized 4,669 shares of Series 2 Preferred and designated the preferences, rights and limitations of the Series 2 Preferred. The Series 2 Preferred is non-voting (except to the extent required by law). The Series 2 Preferred is convertible into the number of shares of the Company’s common stock, par value $0.001 per share, determined by dividing the aggregate stated value of the Series 2 Preferred of $1,000 per share to be converted by $1.05.

On June 30, 2017, the Company completed the previously announced registered underwritten public offering and sold 4,060 Class B Units with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of common stock equal to the number of shares of common stock underlying the Series 2 Preferred. (See Note 11) During the three months ended September 30, 2017, the 4,060 shares of Series 2 Preferred Stock were converted to 7,710,825 shares of common stock (see Note 12).

On August 14, 2017, the Company entered into an exchange right agreement (the ” Exchange Agreement” ) with Hillair Capital Investments L.P. (” Hillair” ), pursuant to which the Company granted Hillair the right to exchange 1,850 of the Company’ s Series 2 Convertible Preferred Stock (the “Preferred Shares”) for up to an aggregate of 5,606,061 shares (the “Exchange Shares”) of the Company’ s common stock. Pursuant to the Exchange Agreement, for so long as the Preferred Shares remain outstanding, each outstanding Preferred Share may be exchanged for the number of Exchange Shares equal to the quotient obtained by dividing $1,000 by $0.33. The exchange of the Preferred Shares will not be effected if, after giving effect to the exchange Hillair, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of the Exchange Shares. Upon not less than 61 days’ prior notice to the Company, Hillair may increase or decrease the ownership limitation, provided that the ownership limitation in no event exceeds 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of the Exchange Shares. The 1,850 shares of Preferred Shares were converted to common stock during the 3 months ended September 30, 2017.

Convertible Series 1 Preferred Stock [Member]
Convertible Series 1 Preferred Stock

Note 20 — Convertible Series 1 Preferred Stock

On August 9, 2016, the Company entered into a Securities Purchase Agreement pursuant to which it issued and sold (i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock for an aggregate purchase price of $5,000,000. (See Note 15) The Company allocated the fair value of the debt and preferred stock under a relative fair value methodology.

The Series 1 Convertible Preferred Stock authorized has a stated price of $1,000 per share, par value of $0.001. The Series 1 Convertible Preferred Stock is not cumulative, has no redemption features outside the control of the Company and has a liquidation preference of $2,250,000 and is subject to certain typical anti-dilution provisions, such as stock dividend or stock splits.

The Series 1 Convertible Preferred Stock is convertible at any time by the shareholder. The number of shares of common stock to be issued is computed by dividing the Stated Value of the share of Preferred Stock, defined as $15,000, by the Conversion Price, defined as $22.50. In addition under the terms of the agreement if, at any time following the six month anniversary of the original issue date or, in the event the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues any shares of common stock or common stock equivalents at an effective price per share that is lower than the conversion price, then the conversion price is reduced to equal the lower price. The holders of the Company’s Series 1 Convertible Preferred Stock have no voting rights. Because the conversion option associated with the Series 1 Convertible Preferred Stock is clearly and closely related to the host instrument, the conversion option does not require bifurcation and classification as a derivative liability.